PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

a.	Composition:

	December 31,
	2019	2018
Cost:

Land and buildings	$7,839	$7,559
Machinery and equipment	3,606	3,392
Motor vehicles	2,620	2,440
Promotional displays	815	644
Office furniture and equipment	4,543	4,198
Leasehold improvements	790	739

	20,213	18,972
Accumulated depreciation:

Buildings	4,641	4,375
Machinery and equipment	2,982	2,689
Motor vehicles	1,513	1,244
Promotional displays	571	477
Office furniture and equipment	3,749	3,426
Leasehold improvements	501	414

	13,957	12,625

Property and equipment, net	$6,256	$6,347

b.	Depreciation expenses amounted to $ 1,179, $ 1,070 and $ 960 for the years ended December 31, 2019, 2018 and 2017, respectively.